Payden Core Bond Fund

Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (8%
)
1,321,008 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 5.62%, 6/15/36 (a)(b) $ 1,323
4,000,000 AGL CLO Ltd. 2022-22A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.190%),
5.48%, 1/20/37 (a)(b) 4,008
3,900,000 Bain Capital Credit CLO Ltd. 2020-3A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.210%), 5.50%, 10/23/34 (a)(b) 3,900
3,417,059 Carlyle Global Market Strategies CLO Ltd.
2012-4A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.120%), 5.41%, 4/22/32 (a)
(b) 3,425
2,720,436 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (a) 2,440
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 2,183
2,800,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 2,682
3,525,670 Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.100%),
5.62%, 5/15/32 (a)(b) 3,530
29 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (d) 1,665
828,036 Flatiron CLO Ltd. 2018-1A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.212%),
5.51%, 4/17/31 (a)(b) 829
4,700,000 Galaxy XXII CLO Ltd. 2016-22A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.240%), 5.55%, 4/16/34 (a)(b) 4,707
640,666 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 31.36%, 2/25/28 (a) 690
1,593,545 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 1,719
23,114 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 23
3,600,000 LCM Ltd. 39A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.340%), 5.64%,
10/15/34 (a)(b) 3,609
2,000,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. Term Secured Overnight Financing
Rate + 2.262%), 6.55%, 4/19/33 (a)(b) 2,003
2,335,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.800%), 6.09%,
4/20/33 (a)(b) 2,339
2,313,916 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 2,315
3,725,000 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.530%), 5.84%, 4/16/37 (a)(b) 3,753
4,500,000 Regatta XXII Funding Ltd. 2022-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.250%), 5.54%, 7/20/35 (a)(b) 4,501
2,046,281 Rockford Tower CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.422%), 5.71%, 10/20/31 (a)(b) 2,050
264,743 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 265
1,809,094 Santander Bank Auto Credit-Linked Notes 2023-
B 144A, 6.66%, 12/15/33 (a) 1,831
Principal
or Shares Security Description
Value
(000)
150 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (d) $ 1,748
726,457 Santander Drive Auto Receivables Trust 2024-S1
144A, 8.32%, 3/16/29 (a) 728
63 Santander Drive Auto Receivables Trust 2023-
S1 , 0.00%,  (d) 1,590
2,689,875 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A, 5.70%, 5/20/54 (a) 2,727
2,600,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 6.80%, 1/23/32 (a)(b) 2,608
3,850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 3,859
1,500,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 1,571
Total Asset Backed (Cost - $71,327)
70,621
Bank Loans(e) (2%
)
1,617,738 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 8.81%,
2/01/29  1,632
1,162,088 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.250%), 7.58%, 8/20/31  1,172
2,500,000 Emg Utica Midstream Holdings LLC Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 4.000%), 4.00%, 10/24/29  2,512
3,233,750 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.04%, 6/29/29  3,249
2,779,000 Ineos U.S. Petrochem LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 8.66%, 4/02/29  2,789
2,786,000 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 8.83%, 11/30/30  2,794
3,142,125 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 9.08%, 6/27/29  3,150
Total Bank Loans (Cost - $16,958)
17,298
Commercial Paper(d) (0%
)
1,000,000 Delmarva Power & Light Co. , 4.43%, 2/03/25  1,000
Corporate Bond (35%
)
Financial  (15%)
2,450,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (b)(f)(g) 2,357
2,250,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (b) 2,353
1,800,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (b) 1,825
3,150,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.930%), 5.63%, 7/28/34 (b) 3,188
4,350,000 American Tower Corp. , 2.30%, 9/15/31 (f) 3,641
2,400,000 AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a) 1,458
1,700,000 Ares Capital Corp. , 5.95%, 7/15/29  1,724
1,900,000 Ares Management Corp. , 5.60%, 10/11/54  1,800
2,200,000 Arthur J Gallagher & Co. , 5.15%, 2/15/35  2,142
1,800,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (a)(b) 1,798

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,450,000 Athene Holding Ltd. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607%), 6.63%, 10/15/54 (b) $ 2,444
2,100,000 Augustar Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 1,888
2,200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 2,090
3,000,000 Bank of Montreal f2f, (U.S. Secured Overnight
Financing Rate + 0.880%), 4.57%, 9/10/27 (b) 2,994
2,050,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (b) 2,143
2,100,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (b) 2,125
1,500,000 BBVA Bancomer SA 144A, 5.25%, 9/10/29 (a) 1,479
2,330,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  2,241
2,100,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  2,089
2,150,000 Bread Financial Holdings Inc. 144A, 9.75%,
3/15/29 (a) 2,320
1,375,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (b) 1,522
2,675,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(g) 2,670
3,300,000 Citibank N.A. , 5.57%, 4/30/34  3,357
1,850,000 Corebridge Financial Inc. , 3.90%, 4/05/32  1,686
3,750,000 CubeSmart LP , 2.00%, 2/15/31  3,144
1,550,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 1,581
2,250,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (b) 2,146
2,670,000 Equinix Inc. , 1.80%, 7/15/27  2,491
3,550,000 Equinix Inc. , 2.50%, 5/15/31  3,047
3,025,000 Extra Space Storage LP , 2.20%, 10/15/30  2,592
2,500,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 2,499
1,950,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  1,797
4,000,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.135%), 4.69%,
10/23/30 (b) 3,931
3,000,000 Huntington Bancshares Inc. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 6.14%, 11/18/39 (b) 3,014
2,900,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(b) 3,172
3,100,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  2,871
2,100,000 Invitation Homes Operating Partnership LP ,
4.88%, 2/01/35 (f) 1,987
1,337,000 JAB Holdings BV 144A, 2.20%, 11/23/30 (a) 1,109
3,750,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 0.860%), 4.51%, 10/22/28 (b) 3,721
2,450,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 2,114
2,750,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 2,661
2,000,000 Morgan Stanley , (3 mo. Term Secured Overnight
Financing Rate + 1.890%), 4.43%, 1/23/30 (b) 1,957
Principal
or Shares Security Description
Value
(000)
2,650,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.100%), 4.65%, 10/18/30 (b) $ 2,603
1,300,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 1,667
900,000 Nuveen LLC 144A, 5.85%, 4/15/34 (a) 911
1,450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) 1,921
2,670,000 Panther Escrow Issuer LLC 144A, 7.13%,
6/01/31 (a) 2,736
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  2,094
2,200,000 PRA Group Inc. 144A, 8.88%, 1/31/30 (a) 2,304
3,200,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 1.940%), 5.35%,
9/06/30 (b) 3,183
2,750,000 Simon Property Group LP , 6.25%, 1/15/34  2,920
2,925,000 Simon Property Group LP , 4.75%, 9/26/34  2,771
3,400,000 Toronto-Dominion Bank , 4.99%, 4/05/29  3,404
2,450,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.630%), 6.85% (a)(b)(g) 2,462
2,800,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.745%), 9.25% (a)(b)(g) 3,060
1,000,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758%), 9.25% (a)(b)(g) 1,158
1,300,000 Unum Group , 6.00%, 6/15/54  1,292
2,035,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a)(f) 1,612
1,900,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (b) 1,796
137,062
Industrial  (9%)
2,400,000 Advantage Sales & Marketing Inc. 144A, 6.50%,
11/15/28 (a) 2,275
2,547,231 American Airlines Pass-Through Trust 2019-1,
AA, 3.15%, 2/15/32  2,341
1,250,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 1,243
2,225,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 2,199
3,500,000 Boeing Co. , 6.86%, 5/01/54  3,759
3,350,000 Broadcom Inc. , 4.35%, 2/15/30  3,258
1,650,000 Cencosud SA 144A, 5.95%, 5/28/31 (a) 1,662
4,050,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  2,714
1,400,000 Cia de Minas Buenaventura SAA 144A, 6.80%,
2/04/32 (a) 1,390
2,000,000 Daimler Truck Finance North America LLC
144A, 5.40%, 9/20/28 (a) 2,029
2,850,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  2,877
2,500,000 Foundry JV Holdco LLC 144A, 5.90%,
1/25/30 (a) 2,559
2,750,000 General Motors Financial Co. Inc. , 2.35%,
1/08/31  2,320
3,475,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 2,489
2,050,000 HCA Inc. , 5.90%, 6/01/53  1,953
3,800,000 Hewlett Packard Enterprise Co. , 4.40%, 9/25/27  3,770
1,950,000 Hewlett Packard Enterprise Co. , 4.85%,
10/15/31  1,928
1,700,000 Huntington Ingalls Industries Inc. , 5.75%,
1/15/35  1,701
2,700,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 2,465

Principal
or Shares Security Description
Value
(000)
2,300,000 IHS Holding Ltd. 144A, 7.88%, 5/29/30 (a) $ 2,269
1,800,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 1,805
1,825,000 Micron Technology Inc. , 5.30%, 1/15/31  1,827
2,150,000 Micron Technology Inc. , 5.80%, 1/15/35  2,167
1,300,000 OCP SA 144A, 7.50%, 5/02/54 (a) 1,320
3,700,000 Oracle Corp. , 4.20%, 9/27/29  3,586
2,200,000 Oracle Corp. , 6.25%, 11/09/32  2,326
3,500,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 5.25%, 7/01/29 (a) 3,516
2,350,000 Regal Rexnord Corp. , 6.40%, 4/15/33  2,433
1,400,000 Turkcell Iletisim Hizmetleri AS 144A, 7.45%,
1/24/30 (a) 1,414
2,100,000 Uber Technologies Inc. , 4.80%, 9/15/34  2,012
3,400,000 VMware LLC , 2.20%, 8/15/31  2,837
3,375,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  2,520
74,964
Utility  (11%)
3,450,000 Abu Dhabi National Energy Co. PJSC 144A,
4.38%, 10/09/31 (a) 3,312
3,156,672 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 3,099
2,100,000 Algonquin Power & Utilities Corp. , 5.37%,
6/15/26  2,111
1,650,000 Arizona Public Service Co. , 5.70%, 8/15/34  1,668
1,750,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153%), 6.45% (b)(f)(g) 1,791
2,000,000 Diamondback Energy Inc. , 4.25%, 3/15/52  1,508
3,000,000 DTE Energy Co. , 5.85%, 6/01/34  3,069
2,700,000 Duke Energy Corp. , 5.80%, 6/15/54  2,618
2,325,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 1,947
3,000,000 Energy Transfer LP , 5.25%, 4/15/29  3,015
2,175,000 Energy Transfer LP , 5.75%, 2/15/33  2,200
3,875,000 Expand Energy Corp. , 5.70%, 1/15/35  3,824
194,423 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 186
950,000 FIEMEX Energia-Banco Actinver SA Institucion
de Banca Multiple 144A, 7.25%, 1/31/41 (a) 925
2,300,000 Frontera Energy Corp. 144A, 7.88%, 6/21/28 (a)
(f) 1,873
1,950,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (a) 1,839
1,900,000 Kimmeridge Texas Gas LLC 144A, 8.50%,
2/15/30 (a) 1,909
2,100,000 Kinder Morgan Inc. , 5.30%, 12/01/34  2,044
1,501,000 Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a)(f) 1,427
2,450,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A, 6.88%,
12/01/32 (a) 2,462
2,150,000 Matador Resources Co. 144A, 6.25%, 4/15/33 (a) 2,124
3,590,000 Moss Creek Resources Holdings Inc. 144A,
8.25%, 9/01/31 (a) 3,580
1,400,000 NewCo Holding USD 20 Sarl 144A, 9.38%,
11/07/29 (a) 1,429
1,550,000 Occidental Petroleum Corp. , 6.05%, 10/01/54  1,463
1,850,000 OHI Group SA 144A, 13.00%, 7/22/29 (a) 1,907
1,550,000 ONEOK Inc. , 5.80%, 11/01/30  1,597
3,600,000 ONEOK Inc. , 4.75%, 10/15/31  3,484
2,750,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  2,880
1,695,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  1,672
Principal
or Shares Security Description
Value
(000)
2,420,000 Petroleos Mexicanos , 6.49%, 1/23/27  $ 2,342
2,500,000 Petroleos Mexicanos , 5.95%, 1/28/31  2,095
2,950,000 Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a) 2,751
2,200,000 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 2,172
1,650,000 South Bow USA Infrastructure Holdings LLC
144A, 6.18%, 10/01/54 (a) 1,570
3,156,864 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (a) 2,920
1,450,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 1,535
2,050,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (a) 2,286
2,800,000 Venture Global LNG Inc. 144A, 7.00%,
1/15/30 (a) 2,864
3,000,000 Vistra Operations Co. LLC 144A, 3.70%,
1/30/27 (a) 2,923
2,170,000 Vistra Operations Co. LLC 144A, 4.30%,
7/15/29 (a) 2,081
2,575,000 W&T Offshore Inc. 144A, 10.75%, 2/01/29 (a)
(f) 2,576
3,350,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 3,476
350,000 Western Midstream Operating LP , 6.35%,
1/15/29  362
1,350,000 Western Midstream Operating LP , 6.15%,
4/01/33  1,377
3,150,000 Williams Cos. Inc. , 5.30%, 8/15/28  3,188
99,481
Total Corporate Bond (Cost - $322,783)
311,507
Foreign Government (3%
)
900,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 600
2,650,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 2,822
5,270,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 3,466
1,850,000 Dominican Republic International Bond 144A,
7.05%, 2/03/31 (a) 1,913
1,675,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (a) 1,651
3,200,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 2,157
640,000 Paraguay Government International Bond 144A,
4.70%, 3/27/27 (a) 635
2,000,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 1,985
3,600,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.20%, 7/02/34 (a)(f) 3,575
1,500,000 Peruvian Government International Bond ,
5.38%, 2/08/35  1,453
1,100,000 Republic of South Africa Government
International Bond , 4.85%, 9/30/29  1,031
1,350,000 Republic of South Africa Government
International Bond , 5.88%, 6/22/30  1,305
2,750,000 Republic of South Africa Government
International Bond 144A, 7.10%, 11/19/36 (a) 2,691
2,825,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 2,352
Total Foreign Government (Cost - $29,439)
27,636
Mortgage Backed (36%
)
2,212,037 BRAVO Residential Funding Trust 2024-NQM7
144A, 5.55%, 10/27/64 (a) 2,211

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
4,125,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 6.82%, 9/15/36 (a)(b) $ 4,099
1,753,476 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 6.22%, 6/15/38 (a)(b) 1,755
1,718,814 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.690%), 7.00%, 3/15/41 (a)(b) 1,723
2,113,207 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
7.00%, 4/15/41 (a)(b) 2,126
4,000,000 COLT 2025-1 144A, 5.70%, 1/25/70 (a) 4,034
4,100,000 Connecticut Avenue Securities Trust 2019-HRP1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364%), 13.72%,
11/25/39 (a)(b) 4,527
1,837,486 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150%), 5.50%,
3/25/44 (a)(b) 1,839
1,305,456 Cross Mortgage Trust 2024-H7 144A, 5.59%,
11/25/69 (a)(h) 1,306
1,543,862 Cross Mortgage Trust 2024-H8 144A, 5.55%,
12/25/69 (a)(h) 1,545
2,050,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 2,109
1,679,525 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 16.72%,
9/25/28 (b) 1,857
1,722,694 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 14.72%,
1/25/29 (b) 1,921
494,679 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%), 15.22%,
1/25/29 (b) 554
487,754 FN 254766 30YR , 5.00%, 6/01/33  487
246,584 FN 725027 30YR , 5.00%, 11/01/33  246
486,489 FN 725423 30YR , 5.50%, 5/01/34  492
468,639 FN 725424 30YR , 5.50%, 4/01/34  473
385,171 FN 995203 30YR , 5.00%, 7/01/35  382
1,993,538 FN AS8305 30YR , 3.00%, 11/01/46  1,732
1,389,097 FN AZ7336 30YR , 3.50%, 11/01/45  1,258
4,748,623 FN BC8998 30YR , 3.00%, 11/01/46  4,127
802,388 FN BM2003 30YR , 4.00%, 10/01/47  745
2,676,150 FN BM2007 30YR , 4.00%, 9/01/48  2,483
3,091,234 FN BP6345 30YR , 3.00%, 6/01/50  2,645
3,689,118 FN BP6626 30YR , 2.00%, 8/01/50  2,899
3,543,289 FN BV7937 30YR , 4.00%, 8/01/52  3,246
2,136,072 FN CA6739 30YR , 3.00%, 8/01/50  1,824
1,127,949 FN CA7224 30YR , 2.00%, 10/01/50  890
2,744,818 FN CB1301 30YR , 2.50%, 8/01/51  2,263
5,513,355 FN CB2542 30YR , 2.50%, 1/01/52  4,538
6,481,532 FN CB2759 30YR , 3.00%, 2/01/52  5,533
4,285,141 FN CB2839 30YR , 2.00%, 2/01/52  3,383
4,997,671 FN CB3258 30YR , 3.50%, 4/01/52  4,461
3,699,115 FN CB3622 30YR , 4.00%, 5/01/52  3,391
4,638,922 FN CB4127 30YR , 4.50%, 7/01/52  4,376
2,798,487 FN CB4794 30YR , 4.50%, 10/01/52  2,637
4,597,895 FN CB5106 30YR , 5.00%, 11/01/52  4,458
5,208,388 FN CB5113 30YR , 5.50%, 11/01/52  5,170
Principal
or Shares Security Description
Value
(000)
4,582,815 FN CB8021 30YR , 6.50%, 2/01/54  $ 4,739
2,166,200 FN FM1717 30YR , 3.50%, 12/01/45  1,975
1,986,524 FN FM3162 30YR , 3.00%, 11/01/46  1,753
404,385 FN FM4990 30YR , 5.00%, 7/01/47  402
2,530,877 FN FM4994 30YR , 2.00%, 12/01/50  1,998
4,258,358 FN FM7418 30YR , 2.50%, 6/01/51  3,546
2,476,942 FN FM7494 30YR , 3.00%, 6/01/51  2,129
6,914,104 FN FM9195 30YR , 2.50%, 10/01/51  5,701
3,223,570 FN FM9218 30YR , 2.00%, 10/01/51  2,536
1,418,004 FN FM9750 30YR , 3.00%, 4/01/48  1,248
5,864,438 FN FS0287 30YR , 2.00%, 1/01/52  4,632
5,917,135 FN FS0349 30YR , 2.00%, 1/01/52  4,670
5,687,452 FN FS0439 30YR , 2.50%, 1/01/52  4,688
4,050,823 FN FS3111 30YR , 5.00%, 9/01/52  3,927
3,297,604 FN FS3838 30YR , 4.00%, 5/01/49  3,090
3,046,979 FN FS4931 30YR , 6.00%, 6/01/53  3,082
4,192,278 FN FS8791 30YR , 6.00%, 8/01/54  4,235
3,886,151 FN MA2806 30YR , 3.00%, 11/01/46  3,377
908,485 FN MA3057 30YR , 3.50%, 7/01/47  817
4,117,538 FN MA3210 30YR , 3.50%, 12/01/47  3,699
5,363,899 FN MA3238 30YR , 3.50%, 1/01/48  4,818
6,591,840 FN MA4413 30YR , 2.00%, 9/01/51  5,168
1,306,286 FN MA4437 30YR , 2.00%, 10/01/51  1,023
2,688,394 FN MA4548 30YR , 2.50%, 2/01/52  2,197
3,051,157 FN MA4579 30YR , 3.00%, 4/01/52  2,602
3,577,144 FN MA4761 30YR , 5.00%, 9/01/52  3,467
2,718,935 FN MA4785 30YR , 5.00%, 10/01/52  2,635
3,967,336 FN MA4842 30YR , 5.50%, 12/01/52  3,935
4,449,222 FN MA5040 30YR , 6.00%, 6/01/53  4,485
648,106 FR RA3728 30YR , 2.00%, 10/01/50  511
4,342,635 FR RA4531 30YR , 2.50%, 2/01/51  3,584
6,148,267 FR RA5276 30YR , 2.50%, 5/01/51  5,072
6,014,359 FR RA6823 30YR , 2.00%, 2/01/52  4,749
6,487,879 FR RA7778 30YR , 4.50%, 8/01/52  6,120
4,827,746 FR RA7790 30YR , 5.00%, 8/01/52  4,682
4,244,671 FR RA8415 30YR , 5.50%, 1/01/53  4,215
1,569,519 FR RA8647 30YR , 4.50%, 5/01/53  1,481
3,728,335 FR SB8509 15YR , 2.00%, 1/01/36  3,343
6,019,301 FR SD0729 30YR , 2.00%, 10/01/51  4,736
503,043 FR SD0857 30YR , 2.50%, 1/01/52  415
3,621,474 FR SD2184 30YR , 6.00%, 1/01/53  3,668
4,681,221 FR SD5641 30YR , 5.50%, 6/01/53  4,656
5,674,384 FR SD7537 30YR , 2.00%, 3/01/51  4,490
3,084,095 FR SD8106 30YR , 2.00%, 11/01/50  2,425
857,532 FR SD8245 30YR , 4.50%, 9/01/52  809
1,238,840 FR ZA4718 30YR , 3.00%, 10/01/46  1,077
2,224,492 FR ZT0534 30YR , 3.50%, 12/01/47  2,015
2,469,463 FR ZT1159 , 3.50%, 2/01/44  2,230
1,805,088 G2 4853 30YR , 4.00%, 11/20/40  1,711
749,121 G2 5174 30YR , 4.00%, 9/20/41  710
178,069 G2 5233 30YR , 4.00%, 11/20/41  169
3,304,274 G2 785219 30YR , 2.00%, 12/20/50  2,597
427,593 G2 MA2522 30YR , 4.00%, 1/20/45  403
1,696,757 G2 MA3663 30YR , 3.50%, 5/20/46  1,538
3,322,377 G2 MA3802 30YR , 3.00%, 7/20/46  2,937
249,220 G2 MA4126 30YR , 3.00%, 12/20/46  220
1,093,243 G2 MA4510 30YR , 3.50%, 6/20/47  991
3,175,644 G2 MA5265 30YR , 4.50%, 6/20/48  3,047
2,423,656 G2 MA6930 30YR , 2.00%, 10/20/50  1,946
8,342,124 G2 MA7472 30YR , 2.50%, 7/20/51  6,984
1,393,508 G2 MA7473 30YR , 3.00%, 7/20/51  1,215
4,264,520 G2 MA7706 30YR , 3.00%, 11/20/51  3,716
3,343,685 G2 MA7766 30YR , 2.00%, 12/20/51  2,681
2,663,104 G2 MA8044 30YR , 3.50%, 5/20/52  2,392
2,425,696 G2 MA8200 30YR , 4.00%, 8/20/52  2,235

Principal
or Shares Security Description
Value
(000)
3,760,053 G2 MA8648 30YR , 5.50%, 2/20/53  $ 3,748
1,608,353 GN 783716 30YR , 3.00%, 2/15/43  1,421
1,819,458 GN 785986 30YR , 3.00%, 10/15/51  1,590
4,250,000 MF1 2024-FL16 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.541%), 5.84%,
11/18/29 (a)(b) 4,287
12,962,621 Morgan Stanley Capital I Trust 2018-H3, 0.80%,
7/15/51 (h) 271
130,798 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(h) 123
251,749 New Residential Mortgage Loan Trust 2014-3A
144A, 3.75%, 11/25/54 (a)(h) 239
3,600,000 NXPT Commercial Mortgage Trust 2024-STOR
144A, 4.31%, 11/05/41 (a)(h) 3,467
1,576,376 OBX Trust 2024-NQM13 144A, 5.12%,
6/25/64 (a) 1,565
1,927,157 OBX Trust 2024-NQM12 144A, 5.48%,
7/25/64 (a) 1,924
1,893,721 OBX Trust 2024-NQM14 144A, 4.94%,
9/25/64 (a) 1,873
1,690,368 OBX Trust 2024-NQM15 144A, 5.32%,
10/25/64 (a) 1,682
1,470,231 OBX Trust 2024-NQM18 144A, 5.41%,
10/25/64 (a)(h) 1,470
1,862,989 OBX Trust 2024-NQM16 144A, 5.53%,
10/25/64 (a) 1,861
1,481,873 OBX Trust 2024-NQM17 144A, 5.61%,
11/25/64 (a)(h) 1,483
2,960,172 OBX Trust 2025-NQM1 144A, 5.55%,
12/25/64 (a)(h) 2,966
1,300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 14.97%, 2/25/47 (a)(b) 1,591
2,200,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
6.82%, 3/15/38 (a)(b) 2,190
1,256,955 Verus Securitization Trust 2024-R1 144A,
5.22%, 9/25/69 (a)(h) 1,249
1,650,240 Verus Securitization Trust 2024-8 144A, 5.36%,
10/25/69 (a)(h) 1,644
2,033,291 Verus Securitization Trust 2024-9 144A, 5.44%,
11/25/69 (a)(h) 2,030
4,450,000 Verus Securitization Trust 2025-1 144A, 5.62%,
1/25/70 (a)(h) 4,457
Total Mortgage Backed (Cost - $345,167)
327,220
Municipal (2%
)
2,495,000 California Earthquake Authority A, 5.60%,
7/01/27  2,511
3,900,000 California Health Facilities Financing Authority ,
2.86%, 6/01/31  3,467
1,127,512 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(i)(j) –
3,560,000 City of San Francisco CA Public Utilities
Commission Water Revenue E, 2.83%, 11/01/41  2,685
2,565,000 Compton Community College District B,
3.46%, 8/01/38 (k) 2,137
3,285,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (k) 2,768
2,300,000 Pennsylvania Economic Development Financing
Authority B, 6.53%, 6/15/39  2,467
Principal
or Shares Security Description
Value
(000)
1,495,000 State of California , 7.55%, 4/01/39  $ 1,755
2,000,000 Tuolumne Wind Project Authority B, 6.92%,
1/01/34  2,163
Total Municipal (Cost - $23,114)
19,953
U.S. Government Agency (1%
)
6,000,000 FHLB , 1.80%, 2/04/36  4,357
4,280,000 Tennessee Valley Authority , 5.25%, 9/15/39  4,395
Total U.S. Government Agency (Cost - $9,233)
8,752
U.S. Treasury (9%
)
439,000 U.S. Treasury Bond , 2.50%, 2/15/46  302
8,130,000 U.S. Treasury Bond , 3.00%, 2/15/49 (l)(m) 5,935
26,859,000 U.S. Treasury Bond , 2.38%, 11/15/49  17,116
11,125,000 U.S. Treasury Bond , 2.00%, 2/15/50  6,476
9,480,000 U.S. Treasury Bond , 2.38%, 5/15/51  5,968
4,180,000 U.S. Treasury Bond , 3.63%, 5/15/53  3,402
1,850,000 U.S. Treasury Bond , 4.50%, 11/15/54  1,762
23,113,200 U.S. Treasury Inflation Indexed Notes , 2.13%,
4/15/29  23,396
14,387,380 U.S. Treasury Inflation Indexed Notes , 1.38%,
7/15/33  13,667
Total U.S. Treasury (Cost - $106,727)
78,024
Investment Company (4%
)
11,601,941 Payden Cash Reserves Money Market Fund* 11,602
1,532,310 Payden Emerging Market Corporate Bond Fund,
SI Class* 13,439
1,780,083 Payden Emerging Markets Local Bond Fund, SI
Class* 8,028
Total Investment Company (Cost - $33,266)
33,069
Total Investments (Cost - $959,014) (100%)
895,080
Liabilities in excess of Other Assets (0%)
(1,927)
Net Assets (100%) $ 893,153
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at January 31,
2025. The stated maturity is subject to prepayments.
(f) All or a portion of these securities are on loan. At January 31, 2025, the total market value of the Fund’s securities on loan is $8,168 and the total market value of the collateral held by the Fund is $8,440. Amounts in 000s.
(g) Perpetual security with no stated maturity date.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j) Non-income producing
(k) Payment of principal and/or interest is insured against default by a monoline insurer.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.
(m) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Payden Mutual Funds
Payden Core Bond Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 9,088
CAD  12,220 Citibank, N.A. 03/19/2025 $ 663
USD 5,791
EUR  5,461 HSBC Bank USA, N.A. 02/21/2025 121
USD 7,761
EUR  6,930 State Street Bank & Trust Co. 03/19/2025 556
1,340
Liabilities:
USD 2,817 MXN  58,795 Wells Fargo & Co. 02/21/2025 (11)
Net Unrealized Appreciation (Depreciation)
$1,329
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 165 Mar-25 $ 18,377 $ (456) $ (456)
U.S. Treasury 2-Year Note Future 1,483 Mar-25 304,942 (264) (264)
U.S. Ultra Bond Future 242 Mar-25 28,669 (936) (936)
a a
(1,656)
Short Contracts:
U.S. Treasury 10-Year Note Future 312 Mar-25 (33,959) 257 257
U.S. Treasury 5-Year Note Future 510 Mar-25 (54,259) 182 182
a a

Total Futures
$(1,217)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 4.77593%
(SOFRRATE) Annually, Pay Fixed 2.7375% Annually 08/30/2034 $ 15,900 $1,857 $– $1,857
10-Year SOFR Swap, Receive Variable 4.90% (SOFRRATE)
Annually, Pay Fixed 3.2815% Annually 02/27/2035 15,600 1,051 – 1,051
10-Year SOFR Swap, Receive Variable 4.9567%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 15,985 1,648 – 1,648
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 4.77593% (SOFRRATE) Annually 08/30/2026 71,500 (2,123) – (2,123)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 4.9567% (SOFRRATE) Annually 06/29/2026 71,425 (2,186) – (2,186)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay
Variable 4.90% (SOFRRATE) Annually 02/27/2027 67,700 (942) – (942)
$(695) $– $(695)